Financial Instruments (Details Narrative)	12 Months Ended
	Oct. 31, 2019 USD ($)	Oct. 31, 2018 USD ($)	Oct. 31, 2019 CAD ($)	Oct. 31, 2017 USD ($)
Financial Instruments
Trade and other current payables	$ 1,526,855	$ 2,382,694	$ 564,663
Accrued liabilities	180,799	(0)	100,435
Convertible debentures	1,995,609		$ 3,000,000
Cash and trade accounts receivable	174,114	1,079,551
Allowance for doubtful accounts	129,131	106,443
Current assets	1,432,962	2,869,694
Current liabilities	4,142,489	3,321,239
Working capital deficit	2,709,527	$ 451,545		$ 261,627
Cash	$ 74,926